Accounts Receivable, Net (Details) - Schedule of changes in allowance for doubtful accounts	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of changes in allowance for doubtful accounts [Abstract]
Beginning balance	¥ 2,734,421	$ 428,882	¥ 1,577,486
Addition	128,392,115	20,137,728	1,156,935
Deconsolidation of ICinit and subsidiaries	(19,487,224)	(3,056,484)
Ending balance	¥ 111,639,312	$ 17,510,126	¥ 2,734,421